Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities - Level 1 [Member] - U.S. Treasury Securities [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities [Line Items]
Held-To-Maturity	U.S. Treasury Securities(Mature on 1/12/2021)
Amortized Cost	$ 143,815,471
Gross Holding Gain	2,091
Fair Value	$ 143,817,562